DESCRIPTION OF BUSINESS - License and Distribution Agreements (Cleave Therapeutics, Inc.) (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Description of Business and Basis of Presentation
Acquired in-process research and development		$ 6,555	$ 17,828
Cleave Therapeutics, Inc
Description of Business and Basis of Presentation
Upfront payment	$ 5,500
Acquired in-process research and development		$ 5,500
Cleave Therapeutics, Inc | Maximum
Description of Business and Basis of Presentation
Milestone payment	$ 74,000